Financial instruments -Market Risk Outstanding Derivative Instruments (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / lb t alternative_energy_credit exchangeRate
Copper
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Derivative Nonmonetary Notional Amount | t	6,000
Weighted average price per pound | $ / lb	3.6
Derivative weighted average forward price | $ / lb	4.03
Foreign exchange collar contracts
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Notional amount | $	$ 316.5
Average foreign exchange rate | exchangeRate	4.99
Weighted Average cap/forward price | alternative_energy_credit	5.36
Forward Exchange Forward
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 60.5
Weighted Average cap/forward price | alternative_energy_credit	5.15